Leases - Recognition of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	$ 28,451
Depreciation	(6,428)	$ (8,650)	$ (7,045)
Right-of-use assets, Ending balance	24,451	28,451
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	28,451	37,011
Additions / changes in estimates	2,603	137
Foreign currency translation	(175)	444
Assets held for sale		(491)
Depreciation	(6,428)	(8,650)
Right-of-use assets, Ending balance	$ 24,451	$ 28,451	$ 37,011